BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
BEPC Exchangeable Units
Disclosure of limited partners equity [Line Items]
Units outstanding (in shares)	$ 24.77		$ 24.77
Ownership, number of shares (in shares)	44,813,835		44,813,835
BEPC Exchangeable Units | Brookfield Corporation And Affiliates
Disclosure of limited partners equity [Line Items]
Ownership percentage	25.00%		25.00%
BEPC exchangeable shares outstanding (units)
Disclosure of limited partners equity [Line Items]
Share exchanges (in shares)	7,459,000,000	833	10,142	2,575
Dividends paid	$ 64	$ 61	$ 129	$ 119
Shares outstanding (in shares)	179,641,384		179,641,384		179,651,526
BEPC exchangeable and BEPC class B shares ($ million)
Disclosure of limited partners equity [Line Items]
Increase (Decrease) In Share Exchange Liability			$ 1	$ 1
Class C
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)	194,460,874	194,460,874	194,460,874	194,460,874
Shares outstanding (in shares)	194,460,874	194,460,874	194,460,874	194,460,874
Ordinary shares
Disclosure of limited partners equity [Line Items]
Maximum units for normal course issuer bid (in shares)					8,900,000
Percentage of units for normal course issuer bid					5.00%